CONDENSED BALANCE SHEETS (Parenthetical) - USD ($)	Apr. 30, 2016	Jul. 31, 2015	Jul. 31, 2014
CURRENT LIABILITIES
Convertible Notes Payable net of unamortized discounts	$ 271,785	$ 0
LONG TERM LIABITIES
Convertible Notes Payable net of unamortized discounts	$ 123,856	$ 0
STOCKHOLDERS' DEFICIT
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	33,135,645	225,525	225,525
Common stock, shares outstanding	33,135,645	225,525	225,525